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                                                                January 22, 2010




Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549



        Re: Van Kampen Exchange Fund
            Preliminary Proxy Materials

Ladies and Gentlemen:


        Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and Rule 14a-6(b) of the General Rules and Regulations promulgated thereunder, the Van Kampen Exchange Fund hereby files via EDGAR a copy of the preliminary proxy materials for the Co-Registrants. No filing fee is paid herewith because no filing fee is required.


        If you have any questions regarding the foregoing, please contact the undersigned at (312) 407-0863 or Stefanie V. Chang Yu at (212) 296-6970.


                                Very truly yours,

                                /s/ Charles B. Taylor
                                    -----------------------------


Enclosures